UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 121.4%
Corporate - 5.6%	California Pollution Control Financing Authority, Solid
	Waste Disposal Revenue Bonds (Republic Services, Inc.
	Project), AMT, Series B, 5.25%, 6/01/23	$ 2,700	$ 2,422,872
	California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management, Inc.
	Project), AMT, Series A-2, 5.40%, 4/01/25	3,000	2,653,770
	California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management, Inc.
	Project), AMT, Series C, 5.125%, 11/01/23	4,500	3,959,955
	California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management, Inc.
	Project), AMT, Series C, 6.75%, 12/01/27	3,300	3,324,816
	California Pollution Control Financing Authority, Solid
	Waste Disposal Revenue Refunding Bonds (Republic
	Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23	2,000	1,815,020
	California State Enterprise Authority, Sewer Facility
	Revenue Bonds (Anheuser-Busch Project), AMT, 5.30%,
	9/01/47	2,500	1,804,075
			15,980,508
County/City/Special	Arcata, California, Joint Powers Financing Authority, Tax
District/School District - 44.2%	Allocation Revenue Refunding Bonds (Community
	Development Project Loan), Series A, 6%, 8/01/23 (a)	2,630	2,630,184
	Chino Basin, California, Desalter Authority, Revenue
	Refunding Bonds, Series A, 5%, 6/01/35 (b)	5,280	5,196,576
	Cucamonga, California, County Water District, COP,
	5.125%, 9/01/35 (c)(d)	3,750	3,414,787
El Monte, California, Unified School District, GO (Election
	of 2002), Series C, 5.25%, 6/01/32 (e)	10,120	10,163,010
Fontana Unified School District, California, GO, Series A,
	5.25%, 8/01/28 (e)	7,000	7,098,770
	Grant Joint Union High School District, California, GO
	(Election of 2006), 5%, 8/01/29 (e)	9,390	9,397,888
La Quinta, California, Financing Authority, Local Agency
	Revenue Bonds, Series A, 5.125%, 9/01/34 (a)	6,020	5,156,973
	Long Beach, California, Harbor Revenue Bonds, AMT,
	Series A, 5.25%, 5/15/23 (c)(d)	2,000	1,880,620
	Los Angeles, California, COP (Sonnenblick Del Rio West
	Los Angeles), 6.20%, 11/01/31 (a)	2,000	2,029,520
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
COP	Certificates of Participation	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Los Angeles, California, Community College District, GO,
Refunding (Election of 2008), Series A, 6%, 8/01/33	$ 3,825	$ 4,087,395
Los Angeles, California, Unified School District, GO,
Series D, 5%, 7/01/26	4,810	4,870,895
Los Angeles, California, Unified School District, GO,
Series D, 5%, 7/01/27	2,375	2,395,568
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition A, First Tier Senior-Series A, 5%,
7/01/27 (a)	3,780	3,843,920
Marin, California, Community College District, GO
(Election of 2004), Series A, 5%, 8/01/28 (d)	5,885	5,912,777
Modesto, California, Irrigation District, COP, Series B,
5.50%, 7/01/35	3,300	3,219,282
Morgan Hill, California, Unified School District, GO,
5.052%, 8/01/26 (f)	7,570	3,396,356
Mount Diablo, California, Unified School District, GO
(Election of 2002), 5%, 6/01/28 (d)	2,000	1,958,960
Murrieta Valley, California, Unified School District, Public
Financing Authority, Special Tax Revenue Bonds, Series A,
5.125%, 9/01/26 (b)	6,675	6,663,119
Orange County, California, Sanitation District, COP, 5%,
2/01/33 (c)(d)	5,250	5,199,180
Pittsburg, California, Redevelopment Agency, Tax
Allocation Refunding Bonds (Los Medanos Community
Development Project), Series A, 6.50%, 9/01/28	2,500	2,545,200
San Diego, California, Community College District, GO
(Election of 2002), 5.25%, 8/01/33	6,500	6,561,035
San Diego, California, Regional Building Authority, Lease
Revenue Bonds (County Operations Center and Annex
Redevelopment Project), Series A, 5.375%, 2/01/36	3,200	3,200,928
San Francisco, California, Bay Area Rapid Transit District,
Sales Tax Revenue Refunding Bonds, Series A, 5%,
7/01/34 (d)	5,430	5,315,427
San Jose, California, Unified School District, Santa
Clara County, GO (Election of 2002), Series B, 5%,
8/01/29 (c)(d)	1,855	1,858,803
San Jose-Evergreen, California, Community College
District, Capital Appreciation, GO (Election of 2004),
Refunding, Series A, 5.12%, 9/01/23 (d)(f)	10,005	4,551,575
San Juan, California, Unified School District, GO (Election
of 2002), 5%, 8/01/28 (d)	5,000	4,896,750
Santa Cruz County, California, Redevelopment Agency,
Tax Allocation Bonds (Live Oak/Soquel Community
Improvement Project Area), Series A, 6.625%, 9/01/29	1,000	1,044,700

2

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Santa Cruz County, California, Redevelopment Agency,
	Tax Allocation Bonds (Live Oak/Soquel Community
	Improvement Project Area), Series A, 7%, 9/01/36	$ 500	$ 527,010
Vacaville, California, Unified School District, GO (Election
	of 2001), 5%, 8/01/30 (d)	4,745	4,570,242
Ventura, California, Unified School District, GO (Election
	of 1997), Series H, 5.125%, 8/01/34 (e)	1,000	1,002,430
	Westminster, California, Redevelopment Agency,
	Westminster Commercial Redevelopment Project
	Number 1, Subordinate Tax Allocation Bonds (Police
	Facility), 6.25%, 11/01/39 (b)	1,250	1,311,125
			125,901,005
Education - 11.6%	California Educational Facilities Authority Revenue Bonds
	(University of Southern California), Series A, 5.25%,
	10/01/39	13,850	14,402,476
California Infrastructure and Economic Development Bank
	Revenue Bonds (J. David Gladstone Institute Project),
	5.50%, 10/01/22	4,990	5,062,604
	University of California Revenue Bonds, Series D, 5%,
	5/15/32 (c)(d)	2,500	2,449,675
	University of California Revenue Bonds, Series L, 5%,
	5/15/36	8,500	8,230,465
University of California Revenue Bonds, Series O, 5.75%,
	5/15/34	2,800	2,934,848
			33,080,068
Health - 10.8%	ABAG Finance Authority for Nonprofit Corporations,
	California, Revenue Refunding Bonds (Redwood Senior
	Homes and Services), 6%, 11/15/22	1,730	1,545,357
	California Statewide Communities Development
Authority, COP (John Muir/Mount Diablo Health System),
	5.125%, 8/15/22 (d)	5,250	5,222,070
	California Statewide Communities Development
	Authority, Health Facility Revenue Bonds (Memorial
	Health Services), Series A, 6%, 10/01/23	3,270	3,318,723
	California Statewide Communities Development
	Authority, Health Facility Revenue Bonds (Memorial
	Health Services), Series A, 5.50%, 10/01/33	3,000	2,719,920
California Statewide Communities Development Authority
	Revenue Bonds (Catholic Healthcare West), Series D,
	5.50%, 7/01/31	5,000	4,712,750
California Statewide Communities Development Authority
	Revenue Bonds (Daughters of Charity National Health
	System), Series A, 5.25%, 7/01/30	3,665	2,558,573
	California Statewide Communities Development
	Authority, Revenue Refunding Bonds (Kaiser Hospital
	Asset Management, Inc.), Series C, 5.25%, 8/01/31	6,975	6,241,997

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	California Statewide Communities Development
Authority, Revenue Refunding Bonds (Kaiser Permanente),
	Series A, 5%, 4/01/31	$ 3,500	$ 3,015,075
	Torrance, California, Hospital Revenue Refunding Bonds
	(Torrance Memorial Medical Center), Series A, 6%,
	6/01/22	1,310	1,332,742
			30,667,207
Housing - 1.3%	California Rural Home Mortgage Finance Authority, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities
	Program), AMT, Series B, 6.15%, 6/01/20 (g)(h)	25	25,455
	California Rural Home Mortgage Finance Authority, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities
	Program), AMT, Sub-Series FH-1, 5.50%, 8/01/47	415	308,283
	Santa Clara County, California, Housing Authority, M/F
Housing Revenue Bonds (John Burns Gardens Apartments
	Project), AMT, Series A, 6%, 8/01/41	3,500	3,534,650
			3,868,388
State - 13.7%	California State, GO, 5.50%, 4/01/30	5	5,010
	California State, GO, 6.50%, 4/01/33	15,000	16,386,150
	California State, GO, Refunding (Veterans), AMT,
	Series BJ, 5.70%, 12/01/32	2,785	2,785,362
California State Public Works Board, Lease Revenue Bonds
	(Department of Corrections), Series C, 5.50%, 6/01/23	5,000	5,025,450
California State Public Works Board, Lease Revenue Bonds
	(Department of Developmental Services - Porterville
	Project), Series C, 6.25%, 4/01/34	1,000	1,017,450
California State Public Works Board, Lease Revenue Bonds
	(Department of Education - Riverside Campus Project),
	Series B, 6.50%, 4/01/34	10,000	10,374,400
California State Public Works Board, Lease Revenue Bonds
	(Regents University Project), Series E, 5%, 4/01/34	3,540	3,403,356
			38,997,178
Transportation - 6.9%	Port of Oakland, California, Revenue Bonds, AMT,
	Series K, 5.75%, 11/01/29 (c)(d)	1,615	1,451,917
	Port of Oakland, California, Revenue Refunding Bonds,
	AMT, Series L, 5.375%, 11/01/27 (c)(d)	11,615	10,163,706
	San Francisco, California, City and County Airport
	Commission, International Airport Revenue Refunding
	Bonds, AMT, Second Series, 6.75%, 5/01/19	3,475	3,629,499
San Jose, California, Airport Revenue Bonds, Series D, 5%,
	3/01/28 (d)	4,615	4,520,946
			19,766,068
Utilities - 27.3%	Anaheim, California, Public Financing Authority, Electric
	System Distribution Facilities Revenue Bonds, Series A,
	5%, 10/01/31 (e)	9,000	8,856,630

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
California State Department of Water Resources, Water
System Revenue Refunding Bonds (Central Valley Project),
Series AE, 5%, 12/01/28	$ 6,000	$ 6,230,580
California Statewide Communities Development
Authority, Water Revenue Bonds (Pooled Financing
Program), Series C, 5.25%, 10/01/28 (e)	2,380	2,406,989
Chino Basin, California, Regional Financing Authority,
Revenue Refunding Bonds (Inland Empire Utility Agency),
Series A, 5%, 11/01/33 (a)	2,015	1,954,107
Eastern Municipal Water District, California, Water and
Sewer, COP, Series H, 5%, 7/01/33	4,750	4,575,532
Eastern Municipal Water District, California, Water and
Sewer, COP, Series H, 5%, 7/01/35	7,540	7,190,446
Los Angeles, California, Department of Water and Power,
Waterworks Revenue Bonds, Series A, 5.375%, 7/01/38	3,200	3,241,888
Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Sub-Series A, 5%, 6/01/27 (d)	4,500	4,516,290
Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds (Capital
Projects - District Number 14), Sub-Series B, 5%,
10/01/30 (c)(d)	2,550	2,415,131
Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/30 (e)	1,000	1,014,770
Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/32	1,240	1,264,068
Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series C, 5%, 7/01/35	4,085	4,143,701
Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, Series B, 5%,
7/01/35	2,625	2,662,721
Oxnard, California, Financing Authority, Wastewater
Revenue Bonds (Redwood Trunk Sewer and Headworks
Projects), Series A, 5.25%, 6/01/34 (c)(d)	3,000	2,987,430
Sacramento, California, Municipal Utility District
Financing Authority Revenue Bonds (Consumers Project),
5.125%, 7/01/29 (d)	18,500	17,465,850
Sacramento County, California, Sanitation District
Financing Authority, Revenue Refunding Bonds (County
Sanitation District Number 1), 5%, 8/01/35 (d)	5,375	5,244,119
Stockton, California, Public Financing Authority, Water
Revenue Bonds (Water System Capital Improvement
Projects), Series A, 5%, 10/01/31 (d)	1,600	1,545,536
		77,715,788
Total Municipal Bonds in California		345,976,210

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
U.S. Virgin Islands - 0.8%
Corporate - 0.8%	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	$ 3,000	$ 2,352,870
	Total Municipal Bonds in the U.S. Virgin Islands		2,352,870
	Total Municipal Bonds - 122.2%		348,329,080
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (i)
California - 34.4%
County/City/Special	Contra Costa County, California, Community College
District/School District - 15.0%	District, GO (Election of 2002), 5%, 8/01/30 (e)	10,210	10,116,885
	Fremont, California, Unified School District, Alameda
	County, GO (Election of 2002), Series B, 5%, 8/01/30 (e)	4,003	3,966,472
	Los Angeles, California, Community College District, GO
	(Election of 2003), Series E, 5%, 8/01/31 (e)	10,002	9,829,329
	Peralta, California, Community College District, GO
	(Election of 2000), Series D, 5%, 8/01/30 (e)	1,995	1,976,806
Santa Clara County, California, Financing Authority, Lease
	Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	10,001	9,943,622
	Sonoma County, California, Junior College District, GO
	(Election 2002), Refunding, Series B, 5%, 8/01/28 (e)	6,875	6,907,424
			42,740,538
Education - 8.5%	California State University, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (e)	4,840	4,664,066
University of California, Limited Project Revenue Bonds,
	Series B, 5%, 5/15/33 (e)	8,490	8,326,822
	University of California Revenue Bonds, Series L, 5%,
	5/15/40	11,597	11,137,699
			24,128,587
Transportation - 2.1%	San Francisco, California, Bay Area Rapid Transit District,
	Sales Tax Revenue Refunding Bonds, Series A, 5%,
	7/01/30 (d)	6,000	6,002,760
Utilities - 8.8%	Metropolitan Water District of Southern California,
	Waterworks Revenue Bonds, Series A, 5%, 7/01/37	20,000	20,226,000
	San Diego County, California, Water Authority, Water
	Revenue Bonds, COP, Series A, 5%, 5/01/31 (e)	5,010	4,976,934
			25,202,934
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 34.4%		98,074,819
	Total Long-Term Investments (Cost - $461,818,790) - 156.6%		446,403,899
	Short-Term Securities	Shares
Money Market Fund - 2.5%	CMA California Municipal Money Fund, 0.26% (j)(k)	7,105,539	7,105,539

	BlackRock MuniYield California Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Short-Term Securities	(000)	Value
California - 1.7%	Los Angeles County, California, Metropolitan
	Transportation Authority, Sales Tax Revenue Refunding
	Bonds, Proposition C, VRDN, Second Senior Series A,
	6%, 5/07/09 (d)(l)	$ 5,000	$5,000,000
	Total Short-Term Securities (Cost - $12,105,539) - 4.2%		12,105,539
	Total Investments (Cost - $473,924,329*) - 160.8%		458,509,438
	Other Assets Less Liabilities - 2.5%		7,038,898
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (18.9)%		(53,972,171)
	Preferred Shares, at Redemption Value - (44.4)%		(126,530,973)
	Net Assets Applicable to Common Shares - 100.0%		$285,045,192

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$419,899,764
Gross unrealized appreciation	$3,951,907
Gross unrealized depreciation	(19,184,838)
Net unrealized depreciation	$(15,232,931)

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) NPFGC Insured.

(e) FSA Insured.

(f) Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(g) FNMA Collateralized.

(h) GNMA Collateralized.

(i) Securities represent bonds transferred to tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j) Represents the current yield as of report date.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	(7,307,718)	$91,183

(l) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

BlackRock MuniYield California Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

• The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$7,105,539
Level 2	451,403,899
Level 3	-
Total	$458,509,438

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 19, 2009